Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Number of operating segments | segment	1	1
Impairment of long-lived assets | $		$ 0	$ 0
Minimum
Business Acquisition [Line Items]
Property and equipment, estimated useful lives (in years)		2 years
Maximum
Business Acquisition [Line Items]
Property and equipment, estimated useful lives (in years)		5 years